Label	Element	Value
Appleton Equity Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Appleton Equity Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Appleton Equity Growth Fund (the “Fund”) seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Predecessor Fund’s (defined below) portfolio turnover rate was 42% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights which only reflects the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the fee waiver and/or expense reimbursement agreement in the first year only).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Fund's assets will be invested in common stocks. These securities may be from large-cap, mid-cap or small-cap companies. By combining macro-economic and micro-economic factors, the Adviser seeks well positioned companies within fast growing industries. In pursuing the Fund’s investment objective, the Adviser first employs top-down analysis to identify specific sectors, and then industries within a sector, demonstrating growth potential. A bottom-up approach is then used to select particular companies within an industry.

In making specific industry selections within a sector, the Adviser looks for industries that it believes will sustain high profit growth given the current and future economic, financial and political conditions.

Once an industry has been selected, the Adviser’s research process continues with bottom up, or micro-economic analysis, to identify individual stocks that may be placed on the buy list. The Adviser believes that there are certain characteristics that are generally found in growing companies—characteristics that may be unique while giving their shareholders a competitive edge. The Adviser begins by reviewing revenue growth, market share and price control, not only for individual companies, but for their competitors as well. The Adviser considers such factors as a company’s management team, new products and overall financial outlook. This intensive fundamental research narrows the potential portfolio down to a manageable list of 50–70 candidates. Thus, by combining top down and bottom up research, the Adviser will maintain a portfolio of 35-45 stocks that it believes are the best companies within the fastest growing industries; however, no more than 25% of the Fund’s portfolio will be invested in any one industry or group of industries. At times, the Fund may, but is not required to, invest in the securities of companies of any market capitalization included in the consumer discretionary, financials, health care, industrials, and information technology industries.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As a shareholder, you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There can be no assurance that the Fund will be successful in meeting its investment objective.  The following additional principal risks could affect the value of your investment:

Market Risk: The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as rapid increase or decrease in a stock’s value or liquidity, and fluctuations due to a company’s earnings, economic conditions and other factors beyond the control of the Adviser. As a result, there is a risk that you could lose money by investing in the Fund.

Equity Risk: Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities of individual companies may fluctuate based upon performance of the company and industry as well as economic trends and developments.

Investment Style Risk: Different investment styles, such as growth and value investing, may shift in and out of favor depending upon market and economic conditions, as well as investor sentiment. The Fund may outperform or underperform other funds that have a different investment style. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company’s growth of earnings potential. Also, since growth companies generally invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Small- and Mid-Capitalization Company Risk: Small-cap and mid-cap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Additionally, securities of small-cap and mid-cap companies may be more thinly traded and may have more frequent and larger price changes than securities of large-cap companies.

Sector and Industry Risk. The Fund does not concentrate in any sector, or industry or group of industries; however, its investments in a particular industry or group of industries, such as the consumer discretionary, financials, health care, industrials, and information technology industries, may increase from time to time. Increased exposure to a specific industry or group of industries may, therefore, increase risk to the Fund because market or economic factors affecting that industry or group of industries could have a significant effect on the value of the Fund’s investment.

•	Investments in the consumer discretionary industry are dependent on the market as a whole and may also be affected by increases in interest rates and decreases in disposable income and consumer confidence.

•	Securities of financial companies may be affected by changes in interest rates and government monetary policies, both domestic and foreign, and broader macroeconomic trends of the global economy as a whole. Financial companies may also be at greater risk to cybersecurity threats.

•	The value of investments in health care companies may fluctuate because of changes in the regulatory and competitive environment in which they operate. Many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Furthermore, these companies may be adversely affected by product liability-related lawsuits.

•	Companies in the industrial industry are potentially susceptible to changes in underlying markets in commodities used to produce their goods, such as oil or steel markets, which may at times be volatile. Industrial companies are also subject to changes in the regulatory and competitive environment in which they operate, which may adversely affect investments in these companies.

•	The information technology industry is highly competitive and innovative, which may adversely affect the value of a company’s securities. Information technology companies are also potentially at risk of cybersecurity threats. Furthermore, the value of information technology securities may be adversely affected by intellectual property lawsuits.

Risk Lose Money [Text]	rr_RiskLoseMoney	As a shareholder, you could lose all or a portion of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The table also shows how the Fund’s returns compare with an index comprised of common stocks similar to those in which the Fund invests. On July 1, 2016, substantially all of the assets of the Appleton Equity Growth Fund, a series of the Appleton Funds (the “Predecessor Fund”), which had the same portfolio managers and investment strategies as the Fund, were transferred to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization was approved by written consent in lieu of a meeting by shareholders holding a majority of the Predecessor Fund’s outstanding shares. Upon completion of the Reorganization, the Fund assumed the performance and financial history of the Predecessor Fund.  The performance figures for the Fund in the bar chart and table represent the performance of the Predecessor Fund from year-to-year. Following the bar chart is the Predecessor Fund’s highest and lowest returns for a quarter during the period shown in the bar chart. Keep in mind that the Predecessor Fund’s past performance (before and after taxes) does not indicate how it will perform in the future. Updated performance information is available by calling the Fund at 1-877-71-APPLE.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-, 5-, and 10-year periods compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-71-APPLE
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that the Predecessor Fund’s past performance (before and after taxes) does not indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the highest and lowest quarterly returns of the Predecessor Fund were as follows:

Highest Quarterly Return	Lowest Quarterly Return
15.00% (Quarter Ended Sept 30, 2010)	-24.73% (Quarter Ended Dec 31, 2008)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.73%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The “Return After Taxes on Distributions and Sale of Fund Shares” for the one year period is higher than other return figures for the fund because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The “Return After Taxes on Distributions and Sale of Fund Shares” for the one year period is higher than other return figures for the fund because when a capital loss occurs upon redemption of portfolio shares, a tax deduction is provided that benefits the investor. The after-tax returns shown are not relevant if you hold your Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2015
Appleton Equity Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.31%
Appleton Equity Growth Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.67%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.53%
Appleton Equity Growth Fund | Appleton Equity Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	561
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	995
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,200
Annual Return 2006	rr_AnnualReturn2006	8.00%
Annual Return 2007	rr_AnnualReturn2007	19.15%
Annual Return 2008	rr_AnnualReturn2008	(38.41%)
Annual Return 2009	rr_AnnualReturn2009	23.55%
Annual Return 2010	rr_AnnualReturn2010	19.65%
Annual Return 2011	rr_AnnualReturn2011	(4.29%)
Annual Return 2012	rr_AnnualReturn2012	14.90%
Annual Return 2013	rr_AnnualReturn2013	28.46%
Annual Return 2014	rr_AnnualReturn2014	2.98%
Annual Return 2015	rr_AnnualReturn2015	0.19%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.83%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.50%
Appleton Equity Growth Fund | Appleton Equity Growth Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.54%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.10%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.13%
Appleton Equity Growth Fund | Appleton Equity Growth Fund | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.41%

[1]	Acquired Fund Fees and Expenses for the Fund's current fiscal year are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights which only reflects the direct operating expenses incurred by the Fund.
[2]	The Fund's investment adviser, Appleton Partners, Inc. ("Appleton Partners" or the "Adviser"), has contractually agreed to waive its management fees and/or reimburse expenses of the Fund for at least one year from the effective date of this Prospectus to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding interest, taxes, acquired fund fees and expenses, brokerage commissions and extraordinary expenses) do not exceed 1.50% of the Fund's average net assets. The Adviser is permitted to be reimbursed for management fee waivers and/or expense reimbursements made in the prior three fiscal years, subject to the limitation on the Fund's expenses in effect at the time such reimbursement is paid to the Adviser and at the time such fees were waived and/or expenses were reimbursed. This agreement may be terminated only by, or with the consent of, the Fund's Board of Trustees.